S000035383 [Member] Investment Objectives and Goals - iShares MSCI Denmark ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI DENMARK ETFTicker: EDENStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities.